JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS - 99.9%

Aerospace & Defense - 0.9%
Northrop Grumman Corp.	33	10,758

Banks - 3.2%
Bank of America Corp.	653	16,255
Citigroup, Inc.	272	13,594
First Republic Bank	82	9,235

		39,084

Beverages - 1.8%
PepsiCo, Inc.	160	22,039

Biotechnology - 2.6%
AbbVie, Inc.	243	23,054
Vertex Pharmaceuticals, Inc.*	32	8,725

		31,779

Building Products - 0.7%
Allegion plc	87	8,633

Capital Markets - 1.8%
Morgan Stanley	438	21,428

Chemicals - 1.8%
Air Products and Chemicals, Inc.	25	7,022
Linde plc (United Kingdom)	61	14,943

		21,965

Commercial Services & Supplies - 1.3%
Waste Connections, Inc.	158	16,134

Electric Utilities - 2.3%
NextEra Energy, Inc.	99	27,767

Entertainment - 0.8%
Netflix, Inc.*	21	10,022

Food Products - 1.3%
Mondelez International, Inc., Class A	281	15,584

Health Care Equipment & Supplies - 4.6%
Boston Scientific Corp.*	460	17,753
Danaher Corp.	113	23,091
Zimmer Biomet Holdings, Inc.	111	15,004

		55,848

Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	109	32,926

Hotels, Restaurants & Leisure - 0.4%
Yum! Brands, Inc.	55	5,009

Industrial Conglomerates - 2.1%
Honeywell International, Inc.	169	25,191

Interactive Media & Services - 8.6%
Alphabet, Inc., Class A*	25	37,810
Alphabet, Inc., Class C*	30	44,558
Facebook, Inc., Class A*	84	21,425

		103,793

Internet & Direct Marketing Retail - 9.2%
Amazon.com, Inc.*	35	110,668

IT Services - 11.2%
Fidelity National Information Services, Inc.	106	15,492
Fiserv, Inc.*	128	12,733
Leidos Holdings, Inc.	90	8,536
Mastercard, Inc., Class A	141	43,437
PayPal Holdings, Inc.*	157	30,869
Visa, Inc., Class A	71	13,480
WEX, Inc.*	55	8,774

		133,321

Machinery - 1.5%
Stanley Black & Decker, Inc.	119	18,291

Media - 3.3%
Charter Communications, Inc., Class A*	41	23,915
Comcast Corp., Class A	370	15,840

		39,755

Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	71	5,960

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	176	10,295
Eli Lilly and Co.	130	19,519
Merck & Co., Inc.	179	14,363

		44,177

Road & Rail - 4.2%
Norfolk Southern Corp.	118	22,710
Union Pacific Corp.	163	28,257

		50,967

Semiconductors & Semiconductor Equipment - 5.7%
ASML Holding NV (Registered), NYRS (Netherlands)	23	8,083
Broadcom, Inc.	69	21,968
NVIDIA Corp.	35	14,903
Texas Instruments, Inc.	187	23,889

		68,843

Software - 11.0%
Microsoft Corp.	563	115,361
salesforce.com, Inc.*	83	16,258

		131,619

Specialty Retail - 6.0%
AutoZone, Inc.*	10	11,798
Home Depot, Inc. (The)	118	31,283
Lowe’s Cos., Inc.	195	29,009

		72,090

Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	191	81,111

TOTAL COMMON STOCKS (Cost $433,361)		1,204,762

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 0.1%

INVESTMENT COMPANIES - 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 0.30%(a)(b)(Cost $1,625)	1,623	1,625

Total Investments - 100.0% (Cost $434,986)		1,206,387

Liabilities in Excess of Other Assets - 0.0%(c)		(423)

Net Assets - 100.0%		1,205,964

Percentages indicated are based on net assets.

Abbreviations

NYRS	New York Registry Shares

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$ 1,206,387	$ –	$ –	$ 1,206,387

(a) Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.30%(a)(b)	$1,620	$196,304	$196,293	$(6)	$—	$1,625	1,623	$41	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.